Other Payables - Schedule of Other Payables (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Other Payables [Abstract]
VAT and other taxes payable	$ 3,353,963	$ 1,749,615
Totals	$ 3,353,963	$ 1,749,615